Stock-Based Compensation - CEC Stock Option Activity (Details) - Parent [Member] - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2015		10,638,219
Granted		0	1,844,332	1,500,770
Exercised		(11,101)	(58,700)	(317,703)
Forfeited		(334,184)
Expired		(472,766)
Outstanding as of December 31, 2016		9,820,168	10,638,219
Vested and expected to vest as of December 31, 2016		9,820,168
Exercisable as of December 31, 2016		7,361,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding, Beginning of Period		$ 12.90
Weighted Average Exercise Price per Share (1)	[1]	0.00	$ 10.04	$ 21.18
Weighted Average Exercise Price Exercised		5.17
Weighted Average Exercise Price Forfeited		13.71
Weighted Average Exercise Price Expired		12.45
Weighted Average Exercise Price Outstanding, End of Period		11.69	$ 12.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		11.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 9.70
Weighted Average Remaining Contractual Term [Abstract]
Options Outstanding, Weighted Average Remaining Contractual Term		6 years 2 months	6 years 10 months
Options Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		6 years 2 months
Options Exercisable, Weighted Average Remaining Contractual Term		5 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 2

[1]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.